CONVERTIBLE PROMISSORY NOTES (S and C Convertible Note)(Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Debt Instrument [Line Items]
Interest expense	$ 1,270	$ 247	$ 189	$ 2,833	$ 487	$ 1,068	$ 1,257	$ 4,090
Amortization of debt discount				77				77
Convertible Promissory Notes [Member] | Sierchio and Company Limited Liability Partner [Member]
Debt Instrument [Line Items]
Legal services payable restructured to convertible note	225,688			225,688				225,688
Convertible note issued, amount	225,688			225,688				225,688
Convertible note payable, interest rate	4.00%			4.00%				4.00%
Convertible note, conversion price per share	$ 0.10			$ 0.10				$ 0.10
Convertible note, interest rate in event of default				10.00%
Note issued amount, allocated to convertible note	157,422			157,422				157,422
Convertible note, beneficial conversion feature				68,266
Note discount amortization period				18 months
Interest expense	17
Amortization of debt discount	42
Convertible note, remaining debt discount	136,490			136,490				136,490
Convertible Promissory Notes [Member] | Sierchio and Company Limited Liability Partner [Member] | Series E Warrants [Member]
Debt Instrument [Line Items]
Number of warrants issued				1,000,000
Exercise price	0.10			0.10				0.10
Estimated fair value warrants	97,869			97,869				97,869
Fair value assumptions, common stock market price	$ 0.10			$ 0.10				$ 0.10
Expected volatility				216.50%
Risk-free interest rate				0.72%
Fair value assumptions, expected dividend rate				0.00%
Expected term (in years)				4.5
Note issued amount, allocated to warrant	$ 68,266			$ 68,266				$ 68,266